LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instrument [Line Items]
Schedule of long-term borrowings

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Long-term borrowings-current:
Xinyuan Leasing Asset-Backed Securities	95,149	—	—
Yunnan Trust Plan-Senior level debts	—	84,006	13,182
Secured borrowings from Houfu	—	118,250	18,556
Secured borrowings from Chengdu Gongtou	—	85,558	13,426
	95,149	287,814	45,164
Long-term borrowings-non-current:
Xinyuan Leasing Asset-Backed Securities	—	—	—
Secured borrowings from Houfu	—	46,496	7,296
Secured borrowings from Chengdu Gongtou	—	20,584	3,230
	—	67,080	10,526

Chengdu Gongtou Plan
Debt Instrument [Line Items]
Schedule of future payments of long-term borrowings

	Future cash flows
	RMB	US$
For the year ending December 31, 2022	87,496	13,730
For the year ending December 31, 2023	21,531	3,379
For the year ending December 31, 2024	390	61
Total future cash flows	109,417	17,170

Houfu
Debt Instrument [Line Items]
Schedule of future payments of long-term borrowings

	Future cash flow
	RMB	US$
For the year ending December 31, 2022	245,388	38,507
For the year ending December 31, 2023	52,539	8,245
Total future cash flows	297,927	46,752